Revenue - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract liabilities	€ 3,517,000		€ 211,000	€ 933,000
Revenue recognized	5,390,000	[1]	4,422,000	2,355,000	[1]
Non Refundable payments received in the previous periods now recognized as revenue			2,589,000	2,589,000
Air Segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	€ 0		€ 1,384,000	€ 0

[1]	No revenue in the AIR segment was recognized during the year ended December 31, 2023, and 2021.